Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Component of income tax expenses
Current tax expense		¥ 2,536,580	¥ 2,600,406	¥ 2,035,822
Deferred tax expense/(benefit)		(69,899)	(438,043)	66,676
Income tax expenses	$ 358,764	¥ 2,466,681	¥ 2,162,363	¥ 2,102,498
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)	2.30%	2.30%	(0.50%)	(0.80%)
Effect due to different tax rates applicable to overseas entities	3.70%	3.70%	(0.50%)	(0.10%)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs (as a percent)	(24.10%)	(24.10%)	(16.20%)	(13.30%)
Change in valuation allowance (as a percent)	13.10%	13.10%	3.40%	1.40%
Effect of withholding income tax (as a percent)	7.60%	7.60%	5.40%	2.90%
Effective income tax rate (as a percent)	27.60%	27.60%	16.60%	15.10%
Net operating tax loss carry forwards
Net operating tax loss carry forwards		¥ 5,256,075
2019
Net operating tax loss carry forwards
Net operating tax loss carry forwards		3,582
2020
Net operating tax loss carry forwards
Net operating tax loss carry forwards		9,222
2021
Net operating tax loss carry forwards
Net operating tax loss carry forwards		191,412
2022
Net operating tax loss carry forwards
Net operating tax loss carry forwards		968,390
After 2022
Net operating tax loss carry forwards
Net operating tax loss carry forwards		¥ 4,083,469